Intangible Assets, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense of intangible	¥ 6,150,436	$ 942,596	¥ 3,025,995	¥ 1,630,950
Impairment charges recognized	¥ 0		¥ 0	¥ 0